Document and Entity Information	3 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	CUBIC CORP /DE/
Entity Central Index Key	0000026076
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer